Taxation - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Net operating tax loss carry forwards	¥ 838,277	¥ 841,217
Advertising and promotion expenses in excess of deduction limit	299,261	272,138
Provision of allowance for expected credit losses	28,629	37,896
Payroll and expense accrued	5,380	6,737
Less: valuation allowance	(1,171,547)	(1,157,988)	¥ (1,030,634)
Total deferred tax assets, net	0	0
Deferred tax liabilities:
Acquired intangible assets	1,815	6,830
Unrealized fair value gains for long-term investments	25,359
Total deferred tax liabilities	¥ 27,174	¥ 6,830